Other (Income)/Deductions - Net - Footnotes - Commitments and Contingencies (Details) - Pending Litigation [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Patent Matter [Member]
Loss Contingencies [Line Items]
Litigation settlement expense	$ 79
Celebrex [Member]
Loss Contingencies [Line Items]
Litigation settlement expense	$ 94